SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Supplemental Income Statement Elements [Abstract]
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS
NOTE 11:-      SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS

a.	Financial income (expenses), net:

	Year ended December 31,
	2017	2016	2015
Financial income:

Realized gain on marketable securities	$234	$135	$1
Interest income and amortization/accretion of premium/discount on marketable securities or bank deposits	9	3	1
Dividend on equity marketable securities	16	25	30

	259	163	32
Financial expenses:

Bank charges	(28)	(28)	(25)
Foreign currency translation adjustments	(4)	(14)	(45)

	(32)	(42)	(70)

	$227	$121	$(38)